Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Guarantor Obligations

The maximum exposure or notional amount below does not represent the expected losses from the execution of the guarantees.

2016	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	2,110	1,049	909	152
Guarantees on loans	297	117	20	160
Guarantees on securities	203	67	136	—
Other guarantees	1,571	1,206	325	40
Guarantees for the repayment of trust principal	1,141	1,051	63	27
Liabilities of trust accounts	12,747	12,537	79	131
Derivative financial instruments	15,792	6,505	8,032	1,255

2017	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	2,243	1,246	828	169
Guarantees on loans	278	147	20	111
Guarantees on securities	175	37	138	—
Other guarantees	1,823	1,246	513	64
Guarantees for the repayment of trust principal	730	654	52	24
Liabilities of trust accounts	15,177	14,927	82	168
Derivative financial instruments	14,415	6,066	6,603	1,746

Schedule of Off Balance Sheet Commitments and Guarantees

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2016 and 2017:

	2016	2017
	(in billions of yen)
Commitments to extend credit (Note)	75,742	76,678
Commercial letters of credit	448	522

Total	76,190	77,200

Note:	Commitments to extend credit include commitments to invest in securities.

Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases

clauses of rentals. The table below shows future minimum lease payments for capitalized leases and future minimum rental payments for operating leases at March 31, 2017:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2018	11,519	52,280
2019	10,721	46,330
2020	8,697	41,157
2021	6,118	35,291
2022	3,188	30,562
2023 and thereafter	1,846	57,787

Total minimum lease/rental payments	42,089	263,407

Amount representing interest	1,142

Present value of minimum lease payments	40,947

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Schedule of Guarantor Obligations

The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2016 and 2017:

	2016	2017
	(in billions of yen)
Investment grade	3,160	3,477
Non-investment grade	1,022	1,042

Total	4,182	4,519

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.